Note 3 - Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Cash and cash equivalents	$6,092
Restricted stock	472
Loans, including loans held for sale	98,804
Premises and equipment	2,483
Core deposit intangible asset	493
Other real estate owned	141
Other assets, including accrued interest receivable	5,342
Total assets acquired	113,827
Deposits	95,545
Other liabilities	2,661
Total liabilities assumed	98,206
Net identifiable assets	15,621
Estimated goodwill	15,131
Total cash paid	$30,752